Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash	$ 225,665	$ 270,989	$ 439,135
Other financial assets	10,862	19,025
Other financial liabilities	(85,747)	(81,666)
Currency risk [Member] | Amounts Held In CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	9,833	10,627
Trade and other receivables	58	595
Other financial assets	9,799	11,158
Trade and other payables	(5,626)	(6,347)
Other financial liabilities	0	0
Net financial asset (liability)	14,064	16,033
Currency risk [Member] | Amounts Held In USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	26,749	34,439
Trade and other receivables	20,520	71,458
Other financial assets	0	0
Trade and other payables	(113)	(3,001)
Other financial liabilities	0	0
Net financial asset (liability)	47,156	102,896
Currency risk [Member] | Amounts Held In PEN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	11,067	6,992
Trade and other receivables	634	36,470
Other financial assets	0	0
Trade and other payables	(29,587)	(17,006)
Other financial liabilities	(42,493)	(36,273)
Net financial asset (liability)	$ (60,379)	$ (9,817)